ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
	As of December 31,
	2024	2025
	S$’000	S$’000
Accounts payable	79	16
Other payables	21	569
Accrued expenses	168	187
Deposits received	99	92
Deferred revenue	352	389
	719	1,253